Share-Based Payment Transactions (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
General and administrative expenses	$ 2,638	$ 2,436	$ 4,056	$ 3,517	$ 5,106	$ 6,115	$ 3,904
Share-based payment arrangements [Member]
Statement Line Items [Line Items]
Research and development expenses					139	129	53
General and administrative expenses					53	180	56
Share-based payments					$ 192	$ 309	$ 109